Other operating income - Summary of Other Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income [Abstract]
Income from grants	€ 3,299	€ 2,091	€ 279
Miscellaneous operating income	325	285	156
Total	€ 3,624	€ 2,376	€ 435